Lease liabilities - Undiscounted maturity analysis of lease liabilities (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 422	R 625	R 351
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	190	221	121
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	149	330	161
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 83	R 74	R 69